Document And Entity Information	Sep. 28, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 28, 2022
Entity Registrant Name	PepGen Inc.
Entity Central Index Key	0001835597
Entity Emerging Growth Company	true
Securities Act File Number	001-41374
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	85-3819886
Entity Address, Address Line One	245 Main Street
Entity Address, City or Town	Cambridge
Entity Address, State or Province	MA
Entity Address, Postal Zip Code	02142
City Area Code	781
Local Phone Number	797-0979
Entity Information, Former Legal or Registered Name	Not Applicable
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Ex Transition Period	false
Title of 12(b) Security	Common stock, par value $0.0001 per share
Trading Symbol	PEPG
Security Exchange Name	NASDAQ